Document and Entity Information	Oct. 22, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001990550
Document Type	8-K
Document Period End Date	Oct. 22, 2023
Entity Registrant Name	Ambrx Biopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-56600
Entity Tax Identification Number	93-2892120
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	875-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value US $0.0001 per share
Trading Symbol	AMAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true